9. Income tax (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Details 2Abstract
Income before income tax from continuing operations	$ 23,513,612	$ 5,552,348	$ 1,577,970
Income before income tax from discontinued operations	328,814	1,181,290	1,270,612
Income before income tax	23,842,426	6,733,638	2,848,582
At statutory income tax rate of 30%	(7,152,727)	0	0
At statutory income tax rate of 35%	0	(2,356,773)	(997,004)
Share of the profit of associates	(15,155)	156,099	24,604
Adjustment related to current income tax for the prior year	(5,285)	48,067	1,729
Effect related to statutory income tax rate change	183,572	1,367,572	0
Effect related to the discount of income tax payable	729,679	84,553	0
Income (loss) on net monetary position	(393,693)	(804,111)	(483,978)
Others	(3,379)	33,400	15,391
Total	(6,656,988)	(1,471,193)	(1,470,040)
Income tax attributable to continuing operations	(6,604,351)	(1,081,177)	(1,006,417)
Income tax attributable to discontinuing operations	(52,637)	(390,016)	(463,623)
Income tax	$ (6,656,988)	$ (1,471,193)	$ (1,470,040)